LIABILITY FOR EMPLOYEE SEVERANCE PAY, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Postemployment Benefits [Abstract]
Severance-pay expenses	$ (161)	$ 168	$ 120